INTANGIBLE ASSETS, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

Intangibles, net consisted of the following:

	As of
	June 30,	December 31,
	2025	2024
Purchased software	$710,616	$697,405
Capitalized software development costs	1,462,568	1,435,378
	2,173,184	2,132,783
Less: accumulated amortization	(1,604,877)	(1,261,739)
Intangible assets, net	$568,307	$871,044

In the software development process, once the preliminary project stage was completed and management committed to funding the software through completion and the software will be used to perform the function intended, the application development stage started. In accordance with ASC 350-40-25, the software development costs incurred in the application development stage were capitalized, and the costs incurred in the preliminary project stage were expensed.

In 2023, the capitalized software for internal use was completed, the capitalized costs is amortized on a straight-line basis over the estimated useful live of three years.

For the six months ended June 30, 2025 and 2024, amortization expense amounted to $315,320 and $378,138 . The Company did not recognize impairment loss for the six months ended June 30, 2025 and 2024.

The following summarizes total future amortization expenses of the purchased software at June 30, 2025:

Year ending June 30,
2025	$268,975
2026	298,497
2027	164
2028	164
2029 and after	507
Total future amortization expense	$568,307

9. INTANGIBLE ASSETS, NET

As of December 31, 2024 and 2023, intangibles, net consisted of the following:

	As of
	December 31,	December 31,
	2024	2023
Purchased software	$697,405	$1,097,279
Capitalized software development costs	1,435,378	1,475,691
	2,132,783	2,572,970
Less: accumulated amortization	(1,261,739)	(656,608)
Intangible assets, net	$871,044	$1,916,362

In the software development process, once the preliminary project stage was completed and management committed to funding the software through completion and the software will be used to perform the function intended, the application development stage started. In accordance with ASC 350-40-25, the software development costs incurred in the application development stage were capitalized, and the costs incurred in the preliminary project stage were expensed.

In 2023, the capitalized software for internal use was completed, the capitalized costs is amortized on a straight-line basis over the estimated useful live of three years.

For the years ended December 31, 2024, 2023 and 2022, amortization expense amounted to $751,208, $468,781 and $184,856. The Company did not recognize impairment loss for the years ended December 31, 2024 and 2023.

The following summarizes total future amortization expenses of the purchased software at December 31, 2024:

Year ending December 31,
2025	577,276
2026	292,948
2027	161
2028	161
2029 and after	498
Total future amortization expense	$871,044